Off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2018
Off-balance sheet commitments (Tables) [Abstract]
Total risk represented by off-balance sheet commitments

The table below summarizes the total risk represented by off-balance sheet commitments:

	R$ thousand
	On December 31
	2018	2017
Commitments to extend credit (1)	228,113,067	203,927,816
Financial guarantees (2)	72,870,964	78,867,348
Letters of credit for imports	361,593	294,229
Total	301,345,624	283,089,393

(1) Includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts; and

(2) Refers to guarantees mostly provided for Corporate customers.